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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
                                      Henderson Global Funds
                                      737 North Michigan Ave Suite 1950
                                      Chicago, IL 60611

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X ]

                                      Henderson Global Funds

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3.    Investment Company Act File Number:    811-10399

      Securities Act File Number:            333-62270

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4(a). Last day of fiscal year for which this Form is filed:

                                                            July 31, 2005

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                     $551,647,307
                                                             ------------------

     (ii)    Aggregate price of securities redeemed or
             repurchased during the fiscal year:                    $96,594,963
                                                             ------------------

     (iii)    Aggregate price of securities redeemed
              or repurchased during any prior fiscal
              year ending no earlier than
              October 11, 1995 that were not previously
              used to reduce registration fees payable
              to the Commission:                                             $0
                                                             ------------------

     (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)].                   -      $96,594,963
                                                             ------------------

     (v)    Net sales -- if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:                                            $455,052,344
                                                             ------------------

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     (vi)   Redemption credits available for use in                          $0
            future years -- if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:

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     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                                 0.000118
                                                             ------------------

     (viii)  Registration fee due [multiply Item 5(v)
             by Item 5(vii)]  (enter "0" if no
             fee is due):                                  =         $53,559.66
                                                             ==================


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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                 Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                 Not applicable

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7.   Interest due -- if this Form is being filed
     more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           +                 $0
                                                             ------------------

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8.  Total of the amount of the registration fee due
    plus any interest due [line 5(viii) plus line 7]:

                                                           =         $53,559.66
                                                             ==================


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9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:

    Method of Delivery:
                              [X]    Wire Transfer
                              [ ]    Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                      /s/ Karen Buiter
                                      ------------------------------------
                                      Karen Buiter
                                      Treasurer

Date: September 24, 2005


  *Please print the name and title of the signing officer below the signature.


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